Supplement to Spinnaker Plus Prospectus
                       Supplement dated April 30, 2012
           to Prospectus dated December 1, 2004 as supplemented

The disclosure set forth below replaces the information found under the section "Symetra Resource Variable Account B Portfolio Operating Expenses" and
       "Examples" in the prospectus and any prior supplements.
================================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
================================================================================
The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2011.
The table below shows the Total Annual Portfolio Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operation Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.



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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century VP  		  0.90%		None		0.01%	      0.91%	  None		0.91%
Balanced Fund
American Century VP  		  1.41%		None		0.02%	      1.43%	  None		1.43%
International Fund
American Century VP 	          0.98%		None		None	      0.98%	  None		0.98%
Value Fund
American Century VP Ultra	  1.00%		None		0.01%	      1.01%	  None		1.01%
[registered trademark symbol]
Fund(1)
American Century VP Ultra         0.90%		0.25%		0.01%	      1.06%	  None		1.06%
[registered trademark symbol]
-Class II Fund
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible  0.75%		None		0.10%	      0.85%	  None		0.85%
Growth Fund, Inc. - Initial
Shares
Dreyfus IP - MidCap Stock         0.75%		None		0.11%	      0.86%	  None		0.86%
Portfolio - Initial Shares(2)
Dreyfus IP - Technology Growth	  0.75%		None		0.08%	      0.83%	  None		0.83%
 Portfolio - Initial Shares
Dreyfus VIF - Appreciation        0.75%		None		0.05%	      0.80%	  None		0.80%
Portfolio - Initial Shares(2)
Dreyfus VIF - Quality Bond 	  0.65%		None		0.14%	      0.79%	  None		0.79%
Portfolio - Initial Shares(3)
Dreyfus Stock Index Fund, Inc. 	  0.25%		0.25%		0.02%	      0.52%	  None		0.52%
- Service Shares
-------------------------------------------------------------------------------------------------------------------------
DWS Global Income Builder 	  0.37%		None		0.25%	      0.62%	  None	     	0.62%
VIP-Class A Shares(4)
DWS International VIP -           0.79%		None		0.21%	      1.00%	  None		1.00%
Class A Shares(4)
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond        0.60%		None	 	0.44%	      1.04%	-0.22% (5)	0.82%
Fund II - Primary Shares(2)
Federated Managed Volatility      0.75%		None		0.84%	      1.59%	-0.56% (6)	1.03%
Fund II(3)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager  	  0.51% (7)	None		0.13%	      0.64% (8)	  None		0.64%
Portfolio - Initial Class(3)
Fidelity VIP Contrafund           0.56%		None		0.09%	      0.65%	  None		0.65%
[registered trademark symbol]
Portfolio - Initial Class
Fidelity VIP Equity-Income 	  0.46%		None		0.10%	      0.56%	  None		0.56%
Portfolio - Initial Class
Fidelity VIP Growth & Income      0.46%		None	    	0.13%	      0.59%	  None		0.59%
Portfolio - Initial Class
Fidelity VIP Growth Opportunities 0.56%		None		0.14%	      0.70%	  None	  	0.70%
Portfolio - Initial Class(4)
Fidelity VIP Growth Portfolio -   0.56%		None		0.10%	      0.66%	  None		0.66%
Initial Class(2)
Fidelity VIP Money Market  	  0.17%		0.25%		0.09%	      0.51%	  None		0.51%
Portfolio - Service Class 2
-------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth 	  0.50%		0.25%		0.30%	      1.05%	  None		1.05% (9)
Securities Fund - Class 2
Franklin U.S. Government  	  0.48% (10)	0.25%		0.03%	      0.76%	  None		0.76%
Fund - Class 2
Templeton Growth Securities  	  0.74% (10)    0.25%		0.04%	      1.03%	  None		1.03%
Fund - Class 2
Franklin Income Securities 	  0.45% (10)	0.25%		0.02%	      0.72%	  None		0.72%
Fund - Class 2
Mutual Shares Securities   	  0.60%		0.25%		0.13%	      0.98%	  None		0.98%
Fund - Class 2
Templeton Developing Markets  	  1.10%		0.25%		0.25%	      1.60%	  None		1.60%
Securities Fund - Class 2
-------------------------------------------------------------------------------------------------------------------------
ING Global Resources 		  0.64%	       	None		0.26%	      0.90%	  None		0.90%
Portfolio - Class S(3)
ING JPMorgan Emerging Markets 	  1.25%		None		0.01%	      1.26%	  None		1.26%
Equity Portfolio - Class I(11)
-------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate   0.75%		None		0.39%	      1.14%	  None		1.14% (12)
Fund (Series I Shares)(2)
Invesco V.I. Global Health Care   0.75%		None		0.37%	      1.12%	  None		1.12% (12)
Fund (Series I Shares)(4)

Invesco Van Kampen V.I.American   0.67%		None		0.28%	      0.95% (14)  -0.05%	0.90% (15)
Franchise Fund (Series I Shares)
(2)(13)

Invesco V.I. Mid Cap Growth 	  0.75%		None		0.33%	      1.08% (14)  None		1.08% (18)
Fund (Series I Shares)(16)(17)
Invesco V.I. Mid Cap Growth       0.75%		0.25%		0.33%	      1.33% (14)  None		1.33% (19)
Fund  (Series II Shares)(16)(17)
Invesco V.I. International        0.71%		None		0.32%	      1.03%	  None		1.03% (12)
Growth Fund (Series I Shares)
(16)

Invesco V.I. International        0.71%		0.25%		0.32%	      1.28%	  None		1.28%
Growth Fund (Series II Shares)
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust 	  0.60%		None		0.51%	      1.11%	  -0.08%	1.03% (20)
International Equity Portfolio -
Class 1 Shares(2)
JPMorgan Insurance Trust Mid  	  0.65%		None		0.15%	      0.80%	  None		0.80% (21)
Cap Value Portfolio -
Class 1 Shares
JPMorgan Insurance Trust U.S.     0.55%		None		0.24%	      0.79%	  None	        0.79% (22)
Equity Portfolio -
Class 1 Shares(4)
-------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio - 	  0.50%		None		0.36%	      0.86%	  -0.24%	0.62% (23)
Class I Shares(3)
Pioneer Emerging Markets VCT 	  1.15%		0.25%		0.32%	      1.72%	  None		1.72%
Portfolio - Class II Shares
Pioneer Equity Income VCT 	  0.65%		0.25%		0.10%	      1.00%	  None		1.00%
Portfolio - Class II Shares
Pioneer Fund VCT Portfolio - 	  0.65%		None		0.08%	      0.73%	  None		0.73%
Class I Shares(3)
Pioneer Growth Opportunities  	  0.74%		None		0.10%	      0.84%	  None		0.84%
VCT Portfolio - Class I
Shares  (3)
Pioneer High Yield VCT 		  0.65%		0.25%		0.17%	      1.07%	  None		1.07%
Portfolio - Class II Shares
Pioneer Mid Cap Value  VCT        0.65%		None		0.07%	      0.72%	  None		0.72%
Portfolio - Class I Shares(3)
Pioneer Strategic Income          0.65%		0.25%		0.57%	      1.47%	  None		1.47%
VCT Portfolio - Class II Shares
-------------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.

1	This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

2 	This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

3 	This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

4  	This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

5 	The Adviser and its affiliates have voluntarily agreed to waiver their fees and/or reimburse expenses
	so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any)
	paid by the Fund's PS class (after the voluntary waivers and/or reimbursements) will not exceed 0.82%
	(the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) May 1,2013; or (b)
	the date of the Fund's next effective Prospectus.  While the Adviser and its affiliates currently do not
	anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements
	may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of
	the Fund's Board of Trustees.

6 	Effective December 2, 2011, the Adviser and its affiliates have voluntarily agreed to waive their
	fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired
	Fund Fees and Expenses) paid by the Fund (after the voluntary waivers and reimbursements) will not
	exceed 0.86% (the "Fee Limit") up to but not including the later of (the "Termination Date"):
	(a) May 1,2013; or (b) the date of the Fund's next effective Prospectus.  While the Adviser and its
	affiliates currently do not anticipate terminating or increasing these arrangements prior to the
	Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the
	Termination Date with the agreement of the Fund's Board of Trustees.

7 	The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-
	owned subsidiary that invests in commodity-linked derivative instruments.  Fidelity Management &
	Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount
	equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the
	fund's proportionate ownership of the central fund.  This arrangement will remain in effect for at
	least one year from the effective date of the prospectus, and will remain in effect thereafter as
	long as FMR's contract with the subsidiary is in place.  If FMR's contract with the subsidiary is
	terminated, FMR, in its sole discretion, may discontinue the arrangement.  For the fund's most
	recent fiscal year, the waiver rounded to less than 0.01% for each class.

8 	Differs from the ratios of expenses to average net assets in the Financial Highlights section of
	the prospectus because the total annual operating expenses shown above include acquired fund fees and
	expenses.

9  	The investment manager has contractually agreed in advance to reduce its fees as a result of the
	fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column
	"Other Expenses including Acquired Fund Expenses").   This reduction will continue until at least
	April 30, 2013.

10  	The Fund administration fee is paid indirectly through the management fee.

11 	This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

12  	The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses
	After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series II
	shares to 1.03% of average daily net assets. In determining the Adviser's obligation to waive advisory
	fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the
	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers
	reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or
	non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not
	actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers,
	Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

13  	Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco V.I. Capital
	Appreciation Fund effective May 1, 2006.  Effective April 30, 2012,  Invesco V.I. Capital Appreciation
	Fund was reorganized into Invesco Van Kampen V.I. Capital Growth Fund.  Invesco Van Kampen V.I. Capital
	Growth Fund was renamed Invesco Van Kampen V.I. American Franchise Fund.

14  	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one of more
	affiliated investment companies into the Fund.

15  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating
	Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of
	Series I shares to 0.90% of average daily net assets.  In determining the Adviser's obligation to waive
	advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could
	cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed
	the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales;
	(iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has
	incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees
	and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate
	on June 30, 2014.

16 	This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

17  	Effective April 30, 2012,  Invesco V.I. Capital Development Fund was reorganized into Invesco Van
	Kampen V.I. Mid Cap Growth Fund.

18  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating
	Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of
	Series I shares to 1.09% of average daily net assets. In determining the Adviser's obligation to waive
	advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could
	cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to
	exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales;
	(iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has
	incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees
	and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate
	on June 30, 2014.

19   	The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or
	reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating
	Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of
	Series II shares to 0.97% of average daily net assets. In determining the Adviser's obligation to waive
	advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could
	cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed
	the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales;
	(iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund
	has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of
	Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it
	will terminate on April 30, 2013.

20  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive
	fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares
	(excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes
	and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan)
	exceed 1.03% of its average daily net assets.  This contract cannot be terminated prior to 5/1/12, at
	which time, the Service Providers will determine whether or not to renew or revise it.

21  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive
	fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares
	(excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest,
	taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation
	plan) exceed 0.90% of its average daily net assets.  This contract cannot be terminated prior to 5/1/12,
	at which time, the Service Providers will determine whether or not to renew or revise it.

22   	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive
	fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares
	(excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes
	and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan)
	exceed 0.80% of its average daily net assets.  This contract cannot be terminated prior to 5/1/12, at
	which time, the Service Providers will determine whether or not to renew or revise it.

23  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to
	the extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class
	I shares.  This expense limitation is in effect through May 1, 2013. There can be no assurance that
	the adviser will extend the expense limitation beyond such time.  While in effect, the arrangement
	may be terminated only by agreement of the adviser and the Board of Trustees.


EXAMPLES

	The examples shown in your prospectus are intended to help you compare the cost of investing in the
	contract with the cost of investing in other variable annuity contracts.  These costs include
	contract owner transaction expenses, contract fees, separate account annual expenses, and the
	Portfolio fees and expenses.  Changes to the Portfolio expenses affect the results of the expense
	Examples in your prospectus.  Although we have chosen not to update the Examples here, they still
	generally show how expenses and charges affect your Contract Value.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.

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